UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       UNITED BANK
Address:    2071 CHAIN BRIDGE ROAD, ST 300
            VIENNA, VA 22182


13F File Number: 40-63011

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: STEPHANIE D SHOWALTER
Title: VICE PRESIDENT
Phone: 304-424-8673
Signature, Place, and Date of Signing:

1    PARKERSBURG, WV    0718

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           21
Form 13F Information Table Value Total:           $ 4,181

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AES CORP                         COM          00130H105       195    15299 SH        SOLE             15299
  AT&T INC                         COM          00206R102       162     5160 SH        SOLE             5160
  AT&T INC                         COM          00206R102       199     6347 SH        OTHER            6347
  ABBOTT LABORATORIES              COM          002824100       167     3173 SH        SOLE             3173
  ABBOTT LABORATORIES              COM          002824100        52      979 SH        OTHER            979
  AMERICAN EXPRESS CO              COM          025816109       197     3807 SH        SOLE             3807
  AMERICAN EXPRESS CO              COM          025816109         5      105 SH        OTHER            105
  APPLE INC                        COM          037833100       385     1147 SH        SOLE             1147
  APPLE INC                        COM          037833100       109      325 SH        OTHER            325
  CHEVRON CORPORATION              COM          166764100       148     1437 SH        SOLE             1437
  CHEVRON CORPORATION              COM          166764100        60      579 SH        OTHER            579
  COCA COLA CO                     COM          191216100       363     5400 SH        SOLE             5400
  COCA COLA CO                     COM          191216100        47      694 SH        OTHER            694
  EXXON MOBIL CORP                 COM          30231G102       124     1521 SH        SOLE             1521
  EXXON MOBIL CORP                 COM          30231G102       179     2202 SH        OTHER            2202
  FORD MOTOR                       COM          345370860       607    44000 SH        SOLE             44000
  HONEYWELL INTL INC               COM          438516106       153     2566 SH        SOLE             2566
  HONEYWELL INTL INC               COM          438516106        54      900 SH        OTHER            900
  PROCTOR & GAMBLE CO              COM          742718109       219     3444 SH        SOLE             3444
  PROCTOR & GAMBLE CO              COM          742718109       445     7000 SH        OTHER            7000
  UNITED BANKSHARES INC            COM          909907107       311    12711 SH        SOLE             12711